UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                          FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122

13-F File Number:

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:

      Geofrey J. Greenleaf   Shaker Heights, OH    March 31, 1999


Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[ ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



                          FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    122

Form 13F Information Table Value Total:    $219,771


List of Other Included Managers:

No.  13F File Number      Name




                       Item 6:                               Item
8:
          Item 1:               Item 2:      Item 3:    Item 4:
Item 5:                 Investment Discr Item 7:
Voting Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market
Shares or           (b) Shared-         Managers
(Shares)
                                               Number    Value
Principal (a) Sole  As Defined (c) ShareSee Instr (a) Sol (b)
Shar(c) None

Amount              in Instr.       Other
Abbott Laboratories        Common           002824100    5,702.5
121,816   121,816                                        121,816
AER Energy Resources       Common           000944108       33.3
 59,163    59,163                                         59,163
Alltel                     Common           020039103      312.6
  5,011     5,011                                          5,011
American Bankers Ins. GroupCommon           024456105    4,096.4
 78,776    78,776                                         78,776
American Home Prod         Common           026609107      954.0
 14,620    14,620                                         14,620
American Int'l Group       Common           026874107    6,113.9
 50,685    50,685                                         50,685
Amgen Inc.                 Common           031162100    7,377.7
 98,533    98,533                                         98,533
Applied Digital Access Inc.Common           038181103       54.0
 24,000    24,000                                         24,000
Asyst Technologies         Common           04648X107      600.2
 43,650    43,650                                         43,650
Automatic Data Processing  Common           053015103      336.5
  8,132     8,132                                          8,132
Avery Dennison             Common           053611109    4,304.2
 74,855    74,855                                         74,855
BB&T Corp                  Common           054937107    5,195.9
143,582   143,582                                        143,582
Becton Dickinson & Co.     Common           075887109    4,316.9
112,677   112,677                                        112,677
BJ Wholesale Club          Common           05548J106    3,498.0
132,940   132,940                                        132,940
BMC Software Inc.          Common           055921100    2,697.2
 72,775    72,775                                         72,775
Boeing Co.                 Common           097023105    1,344.5
 39,545    39,545                                         39,545
Boston Scientific Corp.    Common           101137107    5,941.4
146,250   146,250                                        146,250
BP Amoco PLC               Common           055622104      427.3
  4,231     4,231                                          4,231
Bristol-Meyers Squibb      Common           110122108      324.2
  5,056     5,056                                          5,056
Cedar Fair                 Dep. Unit        150185106    5,043.2
200,724   200,724                                        200,724
Ceridian Corp              Common           15677T106      681.2
 18,630    18,630                                         18,630
Chart Industries Ind.      Common           16115Q100       74.6
 11,370    11,370                                         11,370
Cintas                     Common           172908105    1,044.9
 15,983    15,983                                         15,983
Cisco Systems              Common           17275R102    9,583.0
 87,466    87,466                                         87,466
Citigroup Inc.             Common           172967101      457.3
  7,160     7,160                                          7,160
Clarify Inc.               Common           180492100      803.3
 30,101    30,101                                         30,101
Cleveland-Cliffs Inc.      Common           185896107      386.6
 11,349    11,349                                         11,349
Credence Systems           Common           225302108      218.7
 10,200    10,200                                         10,200
Dal-Tile Int'l Inc.        Common           23426R108    2,967.5
327,450   327,450                                        327,450
Datawatch Corp.            Common           237917109       65.0
 40,000    40,000                                         40,000
Dayton Hudson Corp.        Common           239753106      219.9
  3,300     3,300                                          3,300
DeVry Inc.                 Common           251893103    1,713.9
 59,100    59,100                                         59,100
Disney (Walt)              Common           254687106    3,772.4
121,203   121,203                                        121,203
Dover Corp.                Common           260003108    3,131.9
 95,267    95,267                                         95,267
Dow Chemical               Common           260543103      785.3
  8,428     8,428                                          8,428
Duke Realty Investments IncCommon           264411505    1,221.2
 56,800    56,800                                         56,800
Electro Scientific Ind.    Common           285229100      851.0
 18,300    18,300                                         18,300
Expeditors Int'l Wash.     Common           302130109    4,410.9
 81,684    81,684                                         81,684
Exxon                      Common           302290101    4,482.6
 63,527    63,527                                         63,527
Federal Nat'l Mort. Assoc. Common           313586109      200.8
  2,900     2,900                                          2,900
Fifth Third Bancorp        Common           316773100      300.3
  4,555     4,555                                          4,555
First Union Real Est       Sh.Ben.Int.      337400105      146.3
 33,450    33,450                                         33,450
Fleet Finl Group Inc.      Common           338915101      829.3
 22,042    22,042                                         22,042
Fore Systems, Inc.         Common           345449102      890.2
 47,087    47,087                                         47,087
General Electric           Common           369604103    1,788.9
 16,171    16,171                                         16,171
Genzyme                    Common           372917104    1,577.4
 31,275    31,275                                         31,275
Gilead Sciences Inc.       Common           375558103      341.5
  7,505     7,505                                          7,505
Gillette Company           Common           375766102    4,344.3
 73,090    73,090                                         73,090
GTE Corp.                  Common           362320103      977.9
 16,163    16,163                                         16,163
Harmonic Lightwaves        Common           413160102      652.6
 23,625    23,625                                         23,625
HCR Manor Care, Inc.       Common           404134108      323.4
 14,175    14,175                                         14,175
Henry (Jack) & Assoc., Inc.Common           426281101    2,151.9
 58,555    58,555                                         58,555
Hewlett Packard            Common           428236103    3,684.8
 54,338    54,338                                         54,338
Home Depot                 Common           437076102      706.7
 11,353    11,353                                         11,353
Huntington Bancshares      Common           446150104      403.7
 13,048    13,048                                         13,048
IBM                        Common           459200101      254.2
  1,434     1,434                                          1,434
Illinois Tool Works        Common           452308109    4,193.9
 67,781    67,781                                         67,781
Intel                      Common           458140100    6,993.7
 58,832    58,832                                         58,832
Interpublic Group COS Inc. Common           460690100      464.3
  5,962     5,962                                          5,962
John Hancock Bk & Thrift   Sh.Ben.Int       409735107    2,170.3
237,837   237,837                                        237,837
Johnson & Johnson          Common           478160104      303.2
  3,243     3,243                                          3,243
Jones Pharma Inc.          Common           480236108    2,150.2
 61,875    61,875                                         61,875
Keane, Inc.                Common           486665102    1,723.2
 80,855    80,855                                         80,855
KeyCorp                    Common           493267108    1,423.1
 46,949    46,949                                         46,949
Kinberly-Clark             Common           494368103      211.4
  4,409     4,409                                          4,409
Landec Corp.               Common           514766104       93.8
 25,000    25,000                                         25,000
Lands End Inc.             Common           515086106    3,738.8
107,980   107,980                                        107,980
Leggett & Platt            Common           524660107      412.9
 20,645    20,645                                         20,645
LG&E Energy Corp.          Common           501917108      461.6
 22,181    22,181                                         22,181
Lilly Eli & Co.            Common           532457108      220.7
  2,600     2,600                                          2,600
Lucent Technologies        Common           549463107      210.4
  1,948     1,948                                          1,948
Matria Healthcare Inc.     Common           576817100      383.8
142,800   142,800                                        142,800
Matrix Pharmaceutical      Common           576844104      138.0
 65,900    65,900                                         65,900
Mattel Inc.                Common            577081102   2,920.0
    117       117                                            117
McDonalds's Corp           Common           580135101    4,900.0
108,137   108,137                                        108,137
Medtronic, Inc.            Common           585055106      242.4
  3,373     3,373                                          3,373
Merck                      Common           589331107    1,511.8
 18,868    18,868                                         18,868
MGIC Invt Corp             Common           552848103    2,351.3
 67,060    67,060                                         67,060
Microsoft                  Common           594918104    7,057.8
 78,748    78,748                                         78,748
Morgan Stanley Emerg Mkts FCommon           61744G107      485.8
 50,800    50,800                                         50,800
Mobil Corp.                Common           607059102      502.1
  5,706     5,706                                          5,706
Morton Industrial Group, InCommon           619328107      377.7
 42,556    42,556                                         42,556
National City              Common           635405103      462.0
  6,960     6,960                                          6,960
Neogen                     Common           640491106    1,105.8
168,500   168,500                                        168,500
Netrix Corp.               Common           641148101      129.0
 48,000    48,000                                         48,000
Newell Rubbermaid Inc.     Common           651229106      343.2
  7,225     7,225                                          7,225
NIPSCO Industries Inc.     Common            629140104     843.2
 31,228    31,228                                         31,228
Nortel Networks Corp.      Common           656569100    3,617.5
 58,230    58,230                                         58,230
Novamed, Inc.              Common           66986S107       35.0
 20,000    20,000                                         20,000
NUMED Home Health Care Inc.Common           67052T201        5.1
 23,110    23,110                                         23,110
Parametric Technology Corp Common           699173100    4,020.9
203,590   203,590                                        203,590
Park National Corp         Common           700658107      227.2
  2,367     2,367                                          2,367
PepsiCo Inc.               Common           713448108    5,162.8
131,745   131,745                                        131,745
PetsMart Inc.              Common           716768106      245.8
 30,600    30,600                                         30,600
Pitney Bowes               Common           724479100      519.6
  8,150     8,150                                          8,150
Power Integrations, Inc.   Common           741477103      337.7
 10,637    10,637                                         10,637
Price (T.Rowe) Assoc.      Common            739276103   1,441.0
 41,920    41,920                                         41,920
Procter & Gamble           Common           742718109    4,562.2
 46,583    46,583                                         46,583
Providian Financial Corp.  Common           74406A102      577.5
  5,250     5,250                                          5,250
Qwest Com Intl Inc         Common           749121109    2,544.3
 35,291    35,291                                         35,291
R & B Falcon Corp.         Common           74912E101      179.7
 20,830    20,830                                         20,830
Rental Services Corp.      Common           76009V102    1,255.6
 71,750    71,750                                         71,750
Royal Dutch Petroleum      Common           780257804    4,337.4
 83,412    83,412                                         83,412
Sara Lee Corp              Common           803111103      289.6
 11,700    11,700                                         11,700
SBC Communications         Common           78387G103      302.0
  6,400     6,400                                          6,400
Schering Plough            Common           806605101    5,664.7
102,529   102,529                                        102,529
Schlumberger Ltd.          Common           806857108      291.0
  4,835     4,835                                          4,835
Schwab (Charles)           Common           808513105      216.1
  2,248     2,248                                          2,248
Sky Financial Group, Inc.  Common           83080P103      424.2
 15,675    15,675                                         15,675
Sovereign Bancorp          Common           845905108    2,494.9
203,662   203,662                                        203,662
Stericycle Inc.            Common           858912108      322.5
 24,000    24,000                                         24,000
Steris Corp.               Common           859152100      754.8
 28,350    28,350                                         28,350
Thermo Electron Corp       Common           883556102      191.5
 14,120    14,120                                         14,120
TRO Learning Inc.          Common           87263r109      298.8
 49,800    49,800                                         49,800
TRW                        Common           872649108      559.9
 12,306    12,306                                         12,306
Templeton Global Inc.Fund  Common           880198106      820.7
122,723   122,723                                        122,723
Ventana Medical Systems    Common           92276H106      727.2
 32,500    32,500                                         32,500
Vitesse Semiconductor Corp.Common           928497106    1,562.5
 30,865    30,865                                         30,865
Walgreen                   Common           931422109    1,125.9
 39,856    39,856                                         39,856
Warner-Lambert             Common           934488107    3,536.0
 53,374    53,374                                         53,374
Watson Pharmaceuticals Inc Common           942683103    5,095.0
115,467   115,467                                        115,467
Wells Fargo Company        Common            949740104   2,380.3
 67,886    67,886                                         67,886


13F REPORT  1ST Q 1999                      GRAND TOTA 219,771.3
